Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue	$ 1,351	$ 1,351	$ 180
Operating expenses
Research and development	(25,582)	(36,888)	(41,793)
General and administrative	(13,008)	(30,703)	(22,598)
Loss from operations	(37,239)	(66,240)	(64,211)
Foreign exchange loss, net	(429)	231	355
Interest income	195	98	116
Interest expenses	(17)	(87)	(85)
Other income, net	1,373	1,360	4
Loss before income tax	(36,117)	(64,638)	(63,821)
Income tax expenses	(163)	(3,570)	0
Net loss	(36,280)	(68,208)	(63,821)
Less: Net loss attributable to noncontrolling interests	(3,001)	(4,029)	(2,848)
Net loss attributable to BeyondSpring Inc.	$ (33,279)	$ (64,179)	$ (60,973)
Net loss per share
Basic and diluted (in dollars per share)	$ (0.85)	$ (1.64)	$ (2.03)
Weighted-average shares outstanding
Basic and diluted (in shares)	39,093,246	39,023,643	29,984,284
Other comprehensive loss, net of tax of nil:
Foreign currency translation adjustment gain	$ 1,483	$ (296)	$ (530)
Unrealized holding gain (loss)	(5)	5	0
Comprehensive loss	(34,802)	(68,499)	(64,351)
Less: Comprehensive loss attributable to noncontrolling interests	(2,482)	(4,094)	(2,941)
Comprehensive loss attributable to BeyondSpring Inc.	$ (32,320)	$ (64,405)	$ (61,410)